Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
7. Debt
On December 11, 2020, the Company entered into a Loan and Security Agreement (Loan Agreement) with Silicon Valley Bank for a term loan with a principal balance of $15,000. The Company made monthly interest only payments through November 30, 2022. The principal balance and interest were to be repaid in equal monthly installments after the interest only period and continue through May 1, 2024 (Loan Maturity Date). Advances under the Loan Agreement would bear an interest rate equal to the greater of either (i) 1.50% plus the Prime Rate (as reported in The Wall Street Journal, subject to an interest rate floor of zero) or (ii) 4.75%. The interest rate at March 31, 2023 was 9.25%. Interest expense related to the Loan Agreement was $284 for the three months ended March 31, 2023 and $178 for the three months ended March 31, 2022.
On April 3, 2023, the Company prepaid the remaining $11,667 due under the Loan Agreement. The final payment of $150, which the Company had been accruing over the term of the loan, was also paid. The Company was not subject to any prepayment premium as the prepayment occurred after the second anniversary of the closing date.

7. Debt
On December 11, 2020, the Company entered into a Loan and Security Agreement (Loan Agreement) with a commercial bank for a term loan with a principal balance of $15,000. The Company made monthly interest only payments through November 30, 2022. The principal balance and interest will be repaid in equal monthly installments after the interest only period and continue through May 1, 2024 (Loan Maturity Date). Advances under the Loan Agreement will bear an interest rate equal to the greater of either (i) 1.50% plus the Prime Rate (as reported in
The Wall Street Journal
, subject to an interest rate floor of zero) or (ii) 4.75%. The interest rate at December 31, 2022 was 9.0%. Interest expense related to the Loan Agreement was $961 for the year ended December 31, 2022 and $764 for the year ended December 31, 2021.
The Company may prepay the advance made under the Loan Agreement in whole, at any time subject to a prepayment premium equal to: (a) 2.0% of the then-outstanding principal amount of the advance, if such prepayment occurs on or prior to the first anniversary of the Closing Date; (b) 1.0% of the then-outstanding principal amount of the advance, if such prepayment occurs after the first anniversary of the Closing Date and on or prior to the second anniversary of the Closing Date; and (c) 0.0% of the then-outstanding principal amount of the advance, if such prepayment occurs after the second anniversary of the Closing Date. The prepayment premium is waived if the term loan is refinanced by the bank (in its sole and absolute discretion) on or prior to the Loan Maturity Date.
The Company will pay a final payment of $150, which will occur on the earliest of: (i) the Loan Maturity Date; (ii) the date that the Company prepays all of the outstanding principal in full; (iii) the date the loan payments are accelerated due to an event of default; or (iv) the termination of the Loan Agreement. The Company is accruing the final payment over the term of the loan. The term loan is secured by substantially all of the Company’s assets, excluding intellectual property.